DEBT AGREEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of future minimum debt payments

Period ending September 30,
2022	$–
2023	–
2024	–
2025	–
2026 and after	1,184,516
Total	$1,184,516

Schedule of debt

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	9/30/2021
	$90,228	$–	$58,959	$30,042	$108,530
	162,150	–	74,429	42,819	195,041
	72,488	–	11,381	(25,482)	87,192
	53,397	–	5,651	13,592	94,615
	53,864	–	28,566	(69,333)	–
	18,613	–	16,558	(13,512)	–
	40,000	–	10,605	(51,397)	–
	42,350	–	7,350	54,120	–
	94,200	–	19,200	(105,683)	–
	76,200	–	16,200	(86,548)	–
	64,200	–	14,200	(74,788)	–
	825,000	733,387	203,500	–	–
Subtotal	1,584,574	733,387	466,599	(517,087)	479,088
Transaction expense	–	–	–	–	–
	$1,584,574	$733,387	$466,599	$(517,087)	$479,088